Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Treasury Stock by Class [Table Text Block]
The following provides cumulative information relating to our share repurchase programs from their inception in October 2005 through December 31, 2012 (shares in thousands):

Authorized share repurchase programs	$6,000
Share repurchase cost	$4,691
Share repurchase fees	$8
Number of shares repurchased	428,314
In 2012, the Board of Directors authorized an additional $1.5 billion in share repurchase bringing the total authorization to $6 billion.

Schedule of Common and Treasury Stock Changes [Table Text Block]
The following table reflects the changes in Common and Treasury stock shares (shares in thousand):

	Common Stock Shares	Treasury Stock Shares
Balance at December 31, 2009	869,381	—
Stock based compensation plans, net	37,018	—
ACS acquisition(1)	489,802	—
Other	1,377	—
Balance at December 31, 2010	1,397,578	—
Stock based compensation plans, net	11,027	—
Contributions to U.S. pension plan(2)	16,645	—
Acquisition of Treasury stock	—	87,943
Cancellation of Treasury stock	(72,435)	(72,435)
Other	34	—
Balance at December 31, 2011	1,352,849	15,508
Stock based compensation plans, net	17,343	—
Contributions to U.S. pension plan(2)	15,366	—
Acquisition of Treasury stock	—	146,278
Cancellation of Treasury stock	(146,862)	(146,862)
Other	—	—
Balance at December 31, 2012	1,238,696	14,924

(1)	Refer to Note 3 - Acquisitions for additional information.

(2)	Refer to Note 15 - Employee Benefits Plans for additional information.

Stock-based Compensantion Expense, Tax Effect [Table Text Block]	Stock-based compensation expense was as follows:

	Year Ended December 31,
	2012	2011	2010
Stock-based compensation expense, pre-tax	$125	$123	$123
Income tax benefit recognized in earnings	48	47	47

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Summary of Stock-based Compensation Activity

	2012		2011		2010
(Shares in thousands; amounts per share)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Restricted Stock Units
Outstanding at January 1	33,784	$8.70	32,431	$8.68	25,127	$10.18
Granted	13,033	7.82	8,035	10.66	11,845	8.56
Vested	(14,848)	6.89	(5,225)	11.64	(3,671)	18.22
Cancelled	(1,555)	8.97	(1,457)	8.57	(870)	10.36
Outstanding at December 31	30,414	9.19	33,784	8.70	32,431	8.68

Performance Shares
Outstanding at January 1	9,763	$9.21	7,771	$9.78	4,874	$15.49
Granted	5,193	7.87	4,852	10.42	5,364	8.10
Vested	—	—	(1,587)	12.84	(1,566)	18.48
Cancelled	(420)	8.96	(1,273)	12.79	(901)	15.51
Outstanding at December 31	14,536	8.74	9,763	9.21	7,771	9.78

Stock Options
Outstanding at January 1	50,070	$6.98	71,038	$8.00	28,363	$10.13
Granted	—	—	—	—	96,662	6.79
Cancelled/expired	(8,617)	8.58	(14,889)	8.38	(2,735)	7.33
Exercised	(7,721)	5.69	(6,079)	8.21	(51,252)	6.92
Outstanding at December 31	33,732	6.86	50,070	6.98	71,038	8.00
Exercisable at December 31	28,676	6.95	39,987	7.14	57,985	8.38

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
The total unrecognized compensation cost related to non-vested stock-based awards at December 31, 2012 was as follows:

Awards	Unrecognized Compensation	Remaining Weighted-Average Vesting Period (Years)
Restricted Stock Units	$125	1.5
Performance Shares	58	1.5
Stock Options	12	1.6
Total	$195

Aggregate intrinsic value restricted stock and performance shares compensation awards [Table Text Block]	The aggregate intrinsic value of outstanding RSUs and PSs awards was as follows:

Awards	December 31, 2012
Restricted Stock Units	$207
Performance Shares	99

Stock options outstanding and exercisable [Table Text Block]
Information related to stock options outstanding and exercisable at December 31, 2012 was as follows:

	Options
	Outstanding	Exercisable
Aggregate intrinsic value	$7	$5
Weighted-average remaining contractual life (years)	4.3	3.9

Vested and exercised stock based awards total intrinsic value and tax benefit realized [Table Text Block]
The total intrinsic value and actual tax benefit realized for vested and exercised stock-based awards was as follows:

	December 31, 2012			December 31, 2011			December 31, 2010
Awards	Total Intrinsic Value	Cash Received	Tax Benefit	Total Intrinsic Value	Cash Received	Tax Benefit	Total Intrinsic Value	Cash Received	Tax Benefit
Restricted Stock Units	$117	$—	$33	$56	$—	$22	$31	$—	$10
Performance Shares	—	—	—	17	—	6	12	—	5
Stock Options	12	44	4	18	44	7	155	183	56

Share-based Compensation, Stock Option Assumptions, ACS Acquisition [Table Text Block]

Assumptions	Pre-August 2009 Options	August 2009 Options
Strike price	$6.89	$6.33
Expected volatility	37.90%	38.05%
Risk-free interest rate	0.23%	1.96%
Dividend yield	1.97%	1.97%
Expected term	0.75 years	4.2 years